Financial Instruments and Financial Risk Management - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Restricted cash	€ 1,601,000	€ 1,600,000	€ 1,648,000
Ten percentage Strengthening in foreign exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
If the EUR had strengthened 10% against the GBP and against the USD with all other variables held constant	2,437.311	675.710
Ten percentage weakening in foreign exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
If the EUR had strengthened 10% against the GBP and against the USD with all other variables held constant	(1,994.163)	€ (552.854)
Privately Placed Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Unsecured bonds	€ 100,000,000
Coupon rate	3.25%
Conversion price	€ 12.66
Privately Placed Bonds [Member] | Original Conversion Price [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion price	€ 12.93
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Deposits Maturity	1 year
Credit Linked Maturity	2 years